EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jan. 31, 2022
Exploration And Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

8. EXPLORATION AND EVALUATION ASSETS

As of January 31, 2022, and 2021, the Company’s interest in exploration and evaluation assets consisted of three active copper-gold projects on two properties, namely the Farellón and Perth Projects both located on the Carrizal Property, and the Mateo Project located on the Mateo Property. The Company capitalizes acquisition costs incurred on the Company’s exploration and evaluation properties; the costs associated with exploration and drilling programs as well as property tax payments are expensed as period costs in the period they are incurred. Following tables present, as of January 31, 2022 and 2021, acquisition costs associated with each property:

Exploration and evaluation assets at January 31, 2022

	January 31, 2021 (restated)*	Effect of foreign currency translation	January 31, 2022
Farellón Project
Farellón	$473,792	$(41,403)	$432,389
Quina	182,618	(15,958)	166,660
Exeter	185,479	(16,209)	169,270
Sub-total, Farellón Project	841,889	(73,570)	768,319

Perth Project	58,573	(5,119)	53,454

Total costs	$900,463	$(78,690)	$821,773

Exploration and evaluation assets at January 31, 2021

	January 31, 2020 (restated)*	Effect of foreign currency translation	January 31, 2021 (restated)*
Farellón Project
Farellón	$454,749	$19,043	$473,792
Quina	175,278	7,341	182,618
Exeter	178,024	7,455	185,479
Sub-total, Farellón Project	808,051	33,839	841,889

Perth Project	56,219	2,354	58,573

Total costs	$864,270	$36,193	$900,463

During the year ended January 31, 2022, the Company incurred the following costs associated with the exploration activities on its mineral properties:

Exploration costs for the year ended January 31, 2022

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$24,321	$52,151	$10,716	$87,188
Geology	27,509	-	-	27,509
Drilling	150,222	-	-	150,222
Equipment used	5,754	-	-	5,754
Camp costs (including meals and travel)	30,938	-	-	30,938
Total exploration costs	$238,744	$52,151	$10,716	$301,611

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Expressed in Canadian Dollars)

Exploration costs for the year ended January 31, 2021

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$684	$-	$-	$684
Geology	-	-	-	-
Drilling	-	-	-	-
Equipment used	-	-	-	-
Camp costs (including meals and travel)	866	-	-	866
Total exploration costs	$1,550	$-	$-	$1,550

In addition to the costs listed in the tables above, during the year ended January 31, 2022, the Company incurred $6,058 in regulatory fees associated with claim maintenance fees (2021 - $5,722).